COMMITMENTS AND CONTINGENCIES (Details) - 12 months ended Dec. 31, 2014 $ in Thousands	USD ($) Lease
Capital Improvement and Repair Commitments [Abstract]
Number of ground leases | Lease	2
Aggregate annual rent payments	$ 368
Ground Lease 1 [Member]
Capital Improvement and Repair Commitments [Abstract]
Lease period	74 years
Ground Lease 2 [Member]
Capital Improvement and Repair Commitments [Abstract]
Lease period	82 years
Capital Improvement Commitments [Member]
Capital Improvement and Repair Commitments [Abstract]
Lease period	15 years
Funds reserved for future capital expenditures	$ 0
Capital Improvements to Properties Under Certain Lease Agreements [Member]
Capital Improvement and Repair Commitments [Abstract]
Capital improvements	6,500
Additional Capital Improvements to Properties Under Certain Lease Agreements [Member]
Capital Improvement and Repair Commitments [Abstract]
Capital improvements	$ 9,000